DEBT (Details - Convertible notes) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Convertible notes, gross	$ 208,150	$ 166,650
Less: unamortized debt discount	(27,150)	(45,725)
Convertible notes, net	$ 181,000	$ 120,925